LEASE - Summary of lease cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASE
Operating leases cost excluding short-term rental expense	$ 331,706	$ 358,434	$ 420,552
Short-term lease cost	119,568	18,690	12,213
Total	$ 451,274	$ 377,124	$ 432,765